Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 15,314
Impairment loss		$ 284
Property, plant and equipment, ending balance	21,620	15,314
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	62,834	61,875
Additions	10,025
Additions		3,068
Disposals	2,712	1,589
Transfers		(600)
Effect of movements in exchange rates	(34)	80
Property, plant and equipment, ending balance	70,113	62,834
Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(47,520)	(46,174)
Depreciation	3,078	3,171
Impairment loss		284
Disposals	(2,072)	(1,589)
Transfers		(600)
Effect of movements in exchange rates	(33)	80
Property, plant and equipment, ending balance	(48,493)	(47,520)
Building under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,819
Property, plant and equipment, ending balance	5,007	5,819
Building under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,180	12,180
Additions	0
Additions		0
Disposals	0	0
Transfers		0
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	12,180	12,180
Building under finance lease | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6,361)	(5,549)
Depreciation	812	812
Impairment loss		0
Disposals	0	0
Transfers		0
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	(7,173)	(6,361)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,020
Property, plant and equipment, ending balance	1,639	1,020
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,787	4,607
Additions	1,016
Additions		390
Disposals	215	169
Transfers		(54)
Effect of movements in exchange rates	(4)	13
Property, plant and equipment, ending balance	5,584	4,787
Computer equipment | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,767)	(3,558)
Depreciation	383	365
Impairment loss		0
Disposals	(200)	(169)
Transfers		0
Effect of movements in exchange rates	(5)	13
Property, plant and equipment, ending balance	(3,945)	(3,767)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	155
Property, plant and equipment, ending balance	67	155
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,190	1,163
Additions	6
Additions		32
Disposals	87	17
Transfers		0
Effect of movements in exchange rates	(6)	12
Property, plant and equipment, ending balance	1,103	1,190
Furniture and fixtures | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,035)	(978)
Depreciation	60	62
Impairment loss		0
Disposals	(54)	(17)
Transfers		0
Effect of movements in exchange rates	(5)	12
Property, plant and equipment, ending balance	(1,036)	(1,035)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,624
Property, plant and equipment, ending balance	1,019	1,624
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,246	8,794
Additions	71
Additions		7
Disposals	363	594
Transfers		0
Effect of movements in exchange rates	(18)	39
Property, plant and equipment, ending balance	7,936	8,246
Leasehold improvements | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6,622)	(6,606)
Depreciation	524	566
Impairment loss		0
Disposals	(211)	(594)
Transfers		0
Effect of movements in exchange rates	(18)	44
Property, plant and equipment, ending balance	(6,917)	(6,622)
Production and test equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,696
Property, plant and equipment, ending balance	13,888	6,696
Production and test equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	36,431	33,053
Additions	8,932
Additions		2,639
Disposals	2,047	809
Transfers		1,532
Effect of movements in exchange rates	(6)	16
Property, plant and equipment, ending balance	43,310	36,431
Production and test equipment | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(29,735)	(28,040)
Depreciation	1,299	1,366
Impairment loss		284
Disposals	(1,607)	(809)
Transfers		843
Effect of movements in exchange rates	(5)	11
Property, plant and equipment, ending balance	(29,422)	(29,735)
Production and test equipment under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	2,078
Additions		0
Disposals		0
Transfers		(2,078)
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		0
Production and test equipment under finance lease | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 0	(1,443)
Depreciation		0
Impairment loss		0
Disposals		0
Transfers		(1,443)
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		$ 0